Intangible Assets and Goodwill Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ (15,700,000)
Finite-Lived Intangible Assets, Amortization Expense	3,400,000	7,000,000	14,300,000
Goodwill	$ 648,820,000	$ 642,329,000